                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: _________
 This Amendment (Check only one.):      [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cornerstone Capital Management LLC
Address:   3600 Minnesota Drive
           Suite 70
           Edina, MN 55435

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Loren Kix
Title:     Senior Vice President, Chief Compliance Officer
Phone:     (952) 229-8120

Signature, Place, and Date of Signing:

/s/ Loren Kix               Edina, Minnesota          February 5, 2013
------------------------    ----------------------    -----------------------
[Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   Form 13F File Number       Name

   28-01190                   Frank Russell Company

                                      1

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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           50
                                         -----------

Form 13F Information Table Value Total:  $ 1,684,212
                                         -----------
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Cornerstone Capital Management, Inc.
FORM 13F
13f excluding Russell accounts
                            31-Dec-12

                                                                                                      Voting Authority
                                                                                                   ----------------------
                                                          Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                 Title of class    CUSIP   (x$1000) Prn Amt Prn Call Dscretn Manager  Sole   Shared  None
--------------                 --------------  --------- -------- ------- --- ---- ------- ------- ------- ------ -------

ACME PACKET INC                COM             004764106  31051   1403762 SH        Sole           731303         672459
AMAZON COM INC                 COM             023135106  22928    91394  SH        Sole            47866          43528
AMERICAN RLTY CAP TR INC       COM             02917L101   2087   180819  SH        Sole                          180819
ANADARKO PETE CORP             COM             032511107  28423   382489  SH        Sole           200543         181946
APOLLO GROUP INC               CL A            037604105  47971   2293072 SH        Sole           1194410        1098662
APPLE INC                      COM             037833100  158051  296992  SH        Sole           152363         144629
BAIDU INC                      SPON ADR REP A  056752108  54366   542089  SH        Sole           284807         257282
BEAM INC                       COM             073730103   789     12913  SH        Sole            1705           11208
BERKSHIRE HATHAWAY INC DEL     CL B NEW        084670702   237     2644   SH        Sole                           2644
CAMDEN PPTY TR                 SH BEN INT      133131102  35591   521779  SH        Sole           269485         252294
CAPITAL ONE FINL CORP          COM             14040H105  44622   770277  SH        Sole           401392         368885
CBS CORP NEW                   CL B            124857202   9576   251676  SH        Sole           130906         120770
CELGENE CORP                   COM             151020104  22300   284186  SH        Sole           149056         135130
CITRIX SYS INC                 COM             177376100  29349   447261  SH        Sole           234420         212841
COBALT INTL ENERGY INC         COM             19075F106  52486   2137072 SH        Sole           1109004        1028068
COCA COLA CO                   COM             191216100  39274   1083416 SH        Sole           592389         491027
COSTCO WHSL CORP NEW           COM             22160K105  22819   231121  SH        Sole           117289         113832
CSX CORP                       COM             126408103  41819   2119558 SH        Sole           1090907        1028651
DIAGEO P L C                   SPON ADR NEW    25243Q205  47232   405149  SH        Sole           206893         198256
DICKS SPORTING GOODS INC       COM             253393102  25058   550840  SH        Sole           280944         269896
DISNEY WALT CO                 COM DISNEY      254687106  26112   524437  SH        Sole           557645         546654
DOLLAR GEN CORP NEW            COM             256677105  48689   1104299 SH        Sole           213984         193980
EBAY INC                       COM             278642103  20805   407964  SH        Sole           345294         314348
EXPRESS SCRIPTS HLDG CO        COM             30219G108  35621   659642  SH        Sole           449651         419741
FLUOR CORP NEW                 COM             343412102  51068   869392  SH        Sole           446639         407049
FREEPORT-MCMORAN COPPER & GO   COM             35671D857  29196   853688  SH        Sole            20337          17848
GOOGLE INC                     CL A            38259P508  27011    38185  SH        Sole                           18847
HALLIBURTON CO                 COM             406216101   3180    91676  SH        Sole                           91676
HCP INC                        COM             40414L109   851     18847  SH        Sole                           12415
HEALTH CARE REIT INC           COM             42217K106   761     12415  SH        Sole           957118         868795
HOLOGIC INC                    COM             436440101  36537   1825913 SH        Sole           997282         923632
JOHNSON CTLS INC               COM             478366107  58914   1920914 SH        Sole           322478         295566
JOY GLOBAL INC                 COM             481165108  39419   618044  SH        Sole                           8501
MASTERCARD INC                 CL A            57636Q104   4176    8501   SH        Sole           429650         405110
MOSAIC CO NEW                  COM             61945C103  47272   834760  SH        Sole           307619         264129
NETAPP INC                     COM             64110D104  19182   571748  SH        Sole           373396         338602
NIKE INC                       CL B            654106103  36739   711998  SH        Sole           263369         228887
PHILIP MORRIS INTL INC         COM             718172109  41172   492256  SH        Sole           716213         663349
QUALCOMM INC                   COM             747525103  85339   1379562 SH        Sole           164048         148496
ROCKWELL AUTOMATION INC        COM             773903109  26251   312544  SH        Sole           304117         259498
SCHLUMBERGER LTD               COM             806857108  39058   563615  SH        Sole            89725          80064
SHERWIN WILLIAMS CO            COM             824348106  26117   169789  SH        Sole           552146         496925
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209  39172   1049071 SH        Sole           315497         340715
TEXTRON INC                    COM             883203101  16267   656212  SH        Sole            67762          62099
V F CORP                       COM             918204108  19605   129861  SH        Sole           167236         121082
VISA INC                       COM CL A        92826C839  43703   288318  SH        Sole           273727         250710
WEATHERFORD INTERNATIONAL LT   REG SHS         H27013103  21320   1905265 SH        Sole           1076600        828665
WELLPOINT INC                  COM             94973V107  69104   1134345 SH        Sole           586205         548140
WESTERN UN CO                  COM             959802109  55535   4080470 SH        Sole           2126103        1954367
XRS CORP                       COM             983845108    7      12017  SH        Sole                           12017